UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                                      811-04923

Longleaf Partners Funds Trust

(Exact name of registrant as specified in charter)

c/o Southeastern Asset Management, Inc.
6410 Poplar Avenue, Suite 900, Memphis, TN 38119

(Address of principal executive offices)	(Zip code)

Andrew R. McCarroll, Esq.
Southeastern Asset Management, Inc.
6410 Poplar Avenue, Suite 900, Memphis, TN 38119

(Name and address of agent for service)

Registrant’s telephone number, including area code:                                   (901) 761-2474

Date of fiscal year end:                                                                                     December 31

Date of reporting period:                                                                              March 31, 2008

Item 1. — Schedule of Investments

Longleaf Partners Fund
Schedule of Investments
March 31, 2008
(Unaudited)

	Shares	Value
Common Stock 97.8%
Automobiles 2.6%
General Motors Corporation (b)	14,240,000	$271,272,000

Broadcasting and Cable 11.0%
The DIRECTV Group Inc.*	22,810,900	565,482,211
Liberty Media Entertainment Corporation – Class A*	24,962,000	565,139,680

		1,130,621,891

Construction Materials 4.7%
Cemex S.A.B. de C.V. ADS	18,592,000	485,623,040

Entertainment 5.7%
Liberty Media Holding Corporation – Capital Series A*	6,240,500	98,225,470
The Walt Disney Corporation	15,489,800	486,069,924

		584,295,394

Financial Services 3.9%
UBS AG	13,756,000	396,172,800

Insurance Brokerage 4.6%
Aon Corporation	11,668,090	469,057,218

Internet and Catalog Retail 5.0%
Liberty Media Holding Corporation – Interactive Series A*	32,002,600	516,521,964

Internet Services 5.2%
eBay, Inc.*	17,903,050	534,227,012

Natural Resources 10.4%
Chesapeake Energy Corporation	13,914,200	642,140,330
Pioneer Natural Resources Company(a)	8,657,900	425,276,048

		1,067,416,378

Pharmacies and Drug Stores 4.8%
Walgreen Co.	12,814,000	488,085,260

Property & Casualty Insurance 4.7%
The NipponKoa Insurance Company, Ltd.(a)(b)	63,701,000	485,681,782

Restaurants 4.8%
Yum! Brands, Inc.	13,292,252	494,604,697

Software 1.9%
Symantec Corporation*	11,754,800	195,364,776

	Shares	Value

Technology 17.6%
Dell Inc.*	42,379,166	$844,192,987
Koninklijke (Royal) Philips Electronics N.V.	11,806,035	451,619,374
Koninklijke (Royal) Philips Electronics N.V. ADR	1,640,165	62,883,926
Sun Microsystems, Inc.*	29,303,996	455,091,058

		1,813,787,345

Telecommunications 5.9%
Level 3 Communications, Inc.(a)*	153,597,754	325,627,238
Telephone and Data Systems, Inc.	1,530,800	60,114,516
Telephone and Data Systems, Inc. – Special	5,666,200	211,349,260

		597,091,014

Transportation 5.0%
FedEx Corporation(b)	5,588,501	517,886,388

Total Common Stocks (Cost $8,621,184,532)		10,047,708,959

	Contracts
Options 0.4%
Construction Materials 0.4%
Call Options Purchased Cemex S.A.B. de C.V. ADS expiring March 2012 @ $45 (Cost $43,658,065)	9,000,000	32,983,200

	Principal Amount
Short-Term Obligations 2.6%
Repurchase Agreement with State Street Bank, 0.80% due 4/1/08, Repurchase price $267,774,950 (Collateral: $236,595,000 U.S. Treasury Bond, 1.32%, due 1-15-16, Value $273,128,051)	267,769,000	267,769,000

Total Investment (Cost $8,932,611,597) (a)	100.8%	10,348,461,159
Other Assets and Liabilities, Net	(0.8)	(78,495,692)

Net Assets	100.0%	$10,269,965,467

		$29.55

Open Forward Currency Contracts

Currency Sold and Settlement Date	Currency Units Sold	Currency Market Value	Unrealized Loss

Japanese Yen 11-6-08	9,746,000,000	$98,758,953	$(8,385,162)
Japanese Yen 12-3-08	18,089,954,000	183,496,055	(17,715,685)
Japanese Yen 2-5-09	22,423,000,000	227,995,275	(16,099,715)
Swiss Franc 4-25-08	206,658,000	208,123,564	(24,914,615)

		$718,373,847	$(67,115,177)

Swap Agreement

Agreement	Units	Underlying Notional Amount at Value	Unrealized Loss

General Motors Corporation Preferred, 6.25% Convertible Series C due 7-15-33	4,750,000	$78,375,000	$(24,276,791)

*  Non-income producing security.

(a)	Affiliated issuer, as defined under Section 2(a)(3) of the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of the issuer).

(b)	All or a portion designated as collateral for forward currency contracts.

See footnotes on page 8.

Longleaf Partners Small-Cap Fund

Schedule of Investments
March 31, 2008
(Unaudited)

	Shares	Value
Common Stock 98.8%
Construction Materials 6.3%
Texas Industries, Inc.(a)	3,244,800	$195,044,928

Education & Media 7.6%
The Washington Post Company – Class B	352,167	232,958,470

Entertainment 2.4%
Discovery Holding Company – Class A*	3,516,505	74,620,236

Food 4.9%
Del Monte Foods Company(a)	15,725,283	149,861,947

Funeral Services 4.0%
Service Corporation International	12,221,571	123,926,730

Grocery – Retail 5.8%
Ruddick Corporation(a)	4,823,500	177,794,210

Information Technology 4.3%
Fair Isaac Corporation(a)	6,196,000	133,337,920

Insurance Brokerage 6.4%
Hilb Rogal & Hobbs Company(a)	3,526,400	110,975,808
Willis Group Holdings Limited	2,513,000	84,461,930

		195,437,738

Manufacturing 4.4%
Worthington Industries, Inc.(a)	8,034,400	135,540,328

Medical and Photo Equipment 2.0%
Olympus Corporation	2,060,800	62,435,955

Natural Resources 11.2%
Pioneer Natural Resources Company	4,004,300	196,691,216
Potlatch Corporation(a)	3,605,140	148,784,128

		345,475,344

Office Supplier 4.6%
Office Depot, Inc.*	12,901,759	142,564,437

Property & Casualty Insurance 15.8%
Everest Re Group, Ltd.	1,541,100	137,974,683
Fairfax Financial Holdings Limited	608,201	177,106,804
Markel Corporation*	321,905	141,628,543
Odyssey Re Holdings Corp.	843,800	31,009,650

		487,719,680

Restaurants 9.1%
IHOP Corp.(a)	2,978,100	142,650,990
Wendy’s International, Inc.(a)	6,062,000	139,789,720

		282,440,710

	Shares	Value
Retail 5.1%
Dillard’s, Inc. – Class A(a)	9,050,748	$155,763,373

Telecommunications 4.9%
IDT Corporation	459,400	1,534,396
IDT Corporation – Class B	10,133,310	39,215,910
Level 3 Communications, Inc.*	52,451,000	111,196,120

		151,946,426

Total Common Stocks (Cost $3,102,146,060)		3,046,868,432

	Principal
	Amount
Short-Term Obligations 1.2%
Repurchase Agreement with State Street Bank, 0.80% due 4-1-08, Repurchase price $39,574,879 (Collateral: $34,970,000 U.S. Treasury Bond, 1.32%, due 1-15-16, Value $40,369,779)	39,574,000	39,574,000

Total Investments (Cost $3,141,720,060)	100.0%	3,086,442,432
Other Assets and Liabilities, Net	—	(1,028,257)

Net Assets	100.0%	$3,085,414,175

Net asset value per share		$23.90

*     Non-income producing security.

(a)	Affiliated issuer as defined under Section 2(a)(3) of the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of the issuer).

See footnotes on page 8.

Longleaf Partners International Fund
Schedule of Investments
March 31, 2008
(Unaudited)

	Shares	Value
Common Stock 98.2%
Broadcasting and Cable 3.4%
British Sky Broadcasting Group plc(a)	10,442,364	$115,330,857

Conglomerate 5.6%
ACS, Actividades de Construccion Y Servicios, S.A.	3,352,000	190,882,114

Construction Materials 4.5%
Cemex S.A.B. de C.V. ADS	5,950,000	155,414,000

Electonics 5.1%
Kyocera Corporation(a)	2,054,200	172,488,503

Financial Services 9.0%
Allied Irish Banks plc(a)	7,968,000	169,823,653
UBS AG(a)	2,914,439	83,935,843
UBS AG (Local)(a)	1,786,561	51,918,387

		305,677,883

Hotels 3.5%
NH Hoteles, S.A.(a)	7,232,214	120,230,520

Industrial Machinery 6.6%
Ingersoll-Rand Company Limited	5,048,000	225,039,840

Insurance Brokerage 3.5%
Willis Group Holdings Limited	3,586,000	120,525,460

Medical and Photo Equipment 5.1%
Olympus Corporation(a)	5,779,600	175,104,254

Natural Resources 4.8%
Japan Petroleum Exploration Co., Ltd.(a)	2,476,900	164,000,201

Property & Casualty Insurance 18.0%
Fairfax Financial Holdings Limited	757,074	220,458,297
Millea Holdings, Inc.(a)	4,841,500	178,739,165
The NipponKoa Insurance Company, Ltd.(a)	28,556,000	217,722,311

		616,919,773

Restaurants 5.0%
Yum! Brands, Inc.	4,602,000	171,240,420

Securities Brokerage 4.8%
Daiwa Securities Group, Inc.(a)	19,055,000	165,163,724

	Shares	Value

Technology 11.4%
Dell Inc. *	11,382,751	$226,744,400
Koninklijke (Royal) Philips Electronics N.V.	1,365,931	52,251,319
Koninklijke (Royal) Philips Electronics N.V. ADR	2,889,269	110,774,573

		389,770,292

Telecommunications 7.9%
KDDI Corporation(a)	17,163	104,858,216
SK Telecom Co., Ltd(a)	286,648	53,980,766
SK Telecom Co., Ltd ADR(a)	5,025,568	108,602,525

		267,441,507

Total Common Stocks (Cost $2,852,650,583)		3,355,229,348

	Principal
	Amount

Short-Term Obligations 4.6%
Repurchase Agreement with State Street Bank, 0.80% due 4/1/08, Repurchase price $159,190,537 (Collateral: $140,655,000 U.S. Treasury Bond, 1.32%, due 1-15-16, Value $162,373,787)	159,187,000	159,187,000

Total Investments (Cost $3,011,837,583)	102.8%	3,514,416,348
Other Assets and Liabilities, Net	(2.8)	(96,613,237)

Net Assets	100.0%	$3,417,803,111

Net asset value per share		$17.51

Open Forward Currency Contracts

Currency Sold and Settlement Date	Currency Units Sold	Currency Market Value	Unrealized Gain(Loss)

British Pound 4-25-08	10,667,000	$21,132,228	$778,216
British Pound 12-3-08	44,386,000	86,377,784	537,587
Euro 12-3-08	132,308,000	206,233,165	(12,959,497)
Euro 2-20-09	19,072,000	29,611,155	(963,482)
Japanese Yen 4-25-08	19,076,000,000	191,680,145	(22,078,929)
Japanese Yen 12-3-08	37,982,700,000	385,278,790	(34,836,204)
Japanese Yen 2-5-09	13,433,000,000	136,585,672	(9,644,895)
South Korean Won 12-19-08	133,416,000,000	134,964,416	7,665,475
Swiss Franc 12-19-08	60,800,000	61,078,021	(5,995,578)

		$1,252,941,376	$(77,497,307)

*    Non-income producing security.

(a)	All or a portion designated as collateral for forward currency contracts.

See footnotes on page 8.

Longleaf Partners Funds Trust
Notes to Schedules of Investments
March 31, 2008
(Unaudited)

1. Organization, Significant Accounting Policies, and other investment related disclosures are hereby incorporated by reference from the December 31, 2007 Annual Report previously filed with the Securities and Exchange Commission on Form N-CSR.

2. Unrealized Appreciation (Depreciation) and Tax Cost

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by each fund as of the period end were as follows:

	Partners Fund	Small-Cap Fund	International Fund
Unrealized Appreciation	$2,703,751,746	$480,804,545	$779,270,339
Unrealized Depreciation	(1,287,902,184)	(536,082,173)	(276,691,574)
Net Unrealized Appreciation	1,415,849,562	(55,277,628)	502,578,765

Cost for Federal Income Tax Purposes	$8,953,572,133	$3,142,040,029	$3,011,837,583

3. Investments in Affiliates

Under Section 2(a)(3) of the Investment Company Act of 1940, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its voting stock. Each Fund held at least five percent of the outstanding voting stock of the following companies during the period ended March 31, 2008.

	Shares at	Market Value
	March 31, 2008	March 31, 2008	December 31, 2007
Partners Fund
Level 3 Communications, Inc.*	153,597,754	$325,627,238	$466,937,172
The NipponKoa Insurance Company, Ltd.	63,701,000	485,681,782	579,903,478
Pioneer Natural Resources Company	8,657,900	425,276,048	422,851,836

		$1,236,585,068	$1,469,692,486

Small-Cap Fund
Del Monte Foods Company	15,725,283	$149,861,947	$148,761,177
Dillards, Inc.	9,050,748	155,763,373	169,973,047
Fair Isaac Corporation	6,196,000	133,337,920	171,096,192
Hilb Rogal & Hobbs Company	3,526,400	110,975,808	143,066,048
IHOP Corp.	2,978,100	142,650,990	108,938,898
Potlach Corporation	3,605,140	148,784,128	164,517,858
Ruddick Corporation	4,823,500	177,794,210	167,230,745
Texas Industries, Inc.	3,244,800	195,044,928	227,460,480
Wendy’s International, Inc.	6,062,000	139,789,720	147,039,212
Worthington Industries, Inc.	8,034,400	135,540,328	144,449,623

		$1,489,543,352	$1,592,533,280

Purchases, sales and dividend income for these affiliates for the period ended March 31, 2008 were as follows:

	Purchases	Sales	Dividend Income
Partners Fund
Level 3 Communications, Inc.*	$–	$–	$–
The NipponKoa Insurance Company, Ltd.	–	–	4,479,428
Pioneer Natural Resources Company	–	–	1,212,106

	–	–	5,691,534

Small-Cap Fund
Del Monte Foods Company	–	–	$629,012
Dillards, Inc.	–	–	362,030
Fair Isaac Corporation	20,727,312	–	108,494
Hilb Rogal & Hobbs Company	–	–	458,432
IHOP Corp	–	–	744,525
Potlach Corporation	–	4,062,047	1,888,031
Ruddick Corporation	–	–	578,820
Texas Industries, Inc.	–	–	243,360
Wendy’s International, Inc.	9,529,067	–	757,750
Worthington Industries, Inc.	–	3,395,828	1,399,100

	$30,256,379	$7,457,875	$7,169,554

       *  Non-income producing.

4. New Accounting Pronouncement

Effective January 1, 2008, the Funds became subject to Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value for financial reporting, creates a three-tier framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about the use of fair value measurements. The hierarchy of inputs is summarized below.

     •  Level 1 — quoted prices in active markets for identical investments
     •  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
     •  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Funds’, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities.

A summary of the inputs used in valuing the Funds' net assets as of March 31, 2008 follows:

	Partners Fund		Small-Cap Fund		International fund
		Other Financial		Other Financial		Other Financial
		Instruments		Instruments		Instruments
	Investment	(Unrealized	Investment	(Unrealized	Investment	(Unrealized
	in Securities	Depreciation)*	in Securities	Depreciation)*	in Securities	Depreciation)*
Level 1 — quoted prices	$10,315,477,959	$(67,115,177)	$3,086,442,432	$–	$3,514,416,348	$(77,497,307)
Level 2 — significant other observable inputs	32,983,200	(24,276,791)	–	–	–	–
Level 3 — significant unobservable inputs	–	–	–	–	–	–

Total	$10,348,461,159	$(91,391,968)	$3,086,442,432	$–	$3,514,416,348	$(77,497,307)

*	- Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as forward currency contracts and swaps which are valued at the unrealized appreciation/depreciation of the investment. These financial instruments are presented following the Portfolio of Investments.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective and provide reasonable assurance that information required to be disclosed by the investment company in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) At the date of filing this Form N-Q, the registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Longleaf Partners Funds Trust

By	/s/ O. Mason Hawkins
O. Mason Hawkins
Trustee

Date	May 21, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ O. Mason Hawkins
O. Mason Hawkins
Chairman and CEO, Southeastern Asset Management, Inc. Functioning as principal executive officer under agreements with Longleaf Partners Funds Trust and its separate series.

Date	May 21, 2008

By	/s/ Julie M. Douglas
Julie M. Douglas
Vice President and CFO-Mutual Funds, Southeastern Asset Management, Inc. Functioning as principal financial officer under agreements with Longleaf Partners Funds Trust and its separate series.

Date	May 21, 2008

CERTIFICATIONS

I, O. Mason Hawkins, certify that:

1.	I have reviewed this report on Form N-Q of the Longleaf Partners Funds Trust;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule
30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d) Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: May 21, 2008	/s/ O. Mason Hawkins
O. Mason Hawkins
Chairman and CEO, Southeastern Asset Management, Inc. Functioning as principal executive officer under agreements with Longleaf Partners Funds Trust and its separate series.

A signed original of this written statement has been provided to Longleaf Partners Funds Trust and will be retained by Longleaf Partners Funds Trust and furnished to the Securities and Exchange Commission or its staff upon request.

CERTIFICATIONS

I, Julie M. Douglas, certify that:

1.	I have reviewed this report on Form N-Q of the Longleaf Partners Funds Trust;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule
30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d) Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: May 21, 2008	/s/ Julie M. Douglas
Julie M. Douglas
Vice President and CFO-Mutual Funds, Southeastern Asset Management, Inc. Functioning as principal financial officer under agreements with Longleaf Partners Funds Trust and its separate series.

A signed original of this written statement has been provided to Longleaf Partners Funds Trust and will be retained by Longleaf Partners Funds Trust and furnished to the Securities and Exchange Commission or its staff upon request.